U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.      Name and address of issuer:         Seligman Municipal Series Trust
                                            100 Park Avenue
                                            New York, NY 10017

2.      Name of each series or class of funds for which this notice is filed:

        California High-Yield Series - Class A California High-Yield Series - Class D California Quality Series - Class A California Quality Series - Class D Florida Series - Class A Florida Series - Class D North Carolina Series - Class A North Carolina Series - Class D

3.      Investment Company Act File Number:                            811-4250

        Securities Act File Number:                                     2-92569


4.      Last day of fiscal year for which this notice is filed:         9/30/96


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                       [      ]


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:


9. Number and aggregate sale price of securities sold during the fiscal year:

        SHARES      SALE PRICE
     4,395,311      32,031,943

Securities and Exchange Commission                            November 26, 1996
Division of Investment Management
                                       -2-

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

        SHARES      SALE PRICE
     4,395,311      32,031,943

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:
       SHARES       SALE PRICE
      908,345        6,360,408
12.     Calculation of registration fee:

        (i)    Aggregate sale price of securities sold during the fiscal year in
               reliance on rule 24f-2 (from Item 10):                                      $     32,031,943

        (ii)   Aggregate price of shares issued in connection with dividend
               reinvestment plans (from Item 11):                                          +      6,360,408

        (iii)  Aggregate price of shares redeemed or repurchased during the fiscal year
               (if applicable):                                                            -     38,392,351

        (iv)   Aggregate price of shares redeemed or repurchased and previously applied
               as a reduction to filing fees pursuant to rule 24e-2 (if applicable):      +               0

        (v)    Net aggregate price of securities sold and issued during the fiscal year
               in reliance on rule 24f-2 { line (i),  plus line (ii), less line (iii),                    0
               plus line (iv)}

        (vi)    Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or
                other applicable law or regulation:                                        x       0.000345

        (vii)   Fee due {line (i) or line (v) multiplied by line (vi)}:
                                                                                           $              0

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's
       Rules of Informal and Other Procedures (17 CFR 202.3a).          [      ]

        Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                                                    No Fees Due
                                   SIGNATURES

       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

        By (Signature and Title)

                                 Thomas G. Rose
                                    Treasurer
Date:   November 26, 1996


                         SELIGMAN MUNICIPAL SERIES TRUST


        The undersigned, Treasurer of Seligman Municipal Series Trust, an un-incorporated business trust under the laws of Massachusetts (the "Company"), does hereby certify as follows:

        1. From October 1, 1995 through September 30, 1996, the Company issued an aggregate of 5,303,656 shares of Beneficial Interest, $0.001 par value as follows:

      California High-Yield Series       1,855,154
      California Quality Series          2,276,117
      Florida Series                       595,095
      North Carolina Series                577,290

        2. In respect of the issuance of such 5,303,656 shares, the Company received aggregate cash consideration (net of any sales commissions) of $37,972,447 as follows:

      California High-Yield Series       11,994,296
      California Quality Series          15,329,900
      Florida Series                      6,142,734
      North Carolina Series               4,505,519

        3. With respect to each share issued, the Company received cash consideration not less than the net asset value per share on the date issued and not less than $0.001.

        4. The Declaration of Trust permits the Trustees to issue unlimited number of full and fractional shares of Beneficial Interest, $0.001 par value, in separate series.

        In Witness Whereof, I have hereunto signed my name as Treasurer of the Company.

Date:   October 28, 1996

                                                      /s/ Thomas G. Rose
                                                      ------------------------
                                                                Thomas G. Rose
                                                                      Treasurer